Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	THE GOODYEAR TIRE & RUBBER COMPANY
Amendment Flag	false
Entity Central Index Key	0000042582
EBP 020
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	THE GOODYEAR TIRE & RUBBER COMPANY
Amendment Flag	false
Entity Central Index Key	0000042582